UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2014

MFS® INTERMEDIATE HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

8/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 122.3%
Aerospace - 2.9%
Bombardier, Inc., 7.5%, 3/15/18 (n)	$235,000	$262,025
Bombardier, Inc., 7.75%, 3/15/20 (n)	135,000	149,850
Bombardier, Inc., 6.125%, 1/15/23 (n)	310,000	317,750
CPI International, Inc., 8.75%, 2/15/18	300,000	312,000
Gencorp, Inc., 7.125%, 3/15/21	325,000	350,188
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	405,000	440,438
TransDigm, Inc., 6%, 7/15/22 (n)	25,000	25,438
TransDigm, Inc., 6.5%, 7/15/24 (n)	100,000	102,500

		$1,960,189
Apparel Manufacturers - 0.7%
Hanesbrands, Inc., 6.375%, 12/15/20	$225,000	$241,594
PVH Corp., 4.5%, 12/15/22	260,000	258,050

		$499,644
Asset-Backed & Securitized - 0.4%
Banc of America Commercial Mortgage, Inc., FRN, 6.484%, 2/10/51 (z)	$450,000	$219,015
Citigroup Commercial Mortgage Trust, FRN, 5.898%, 12/10/49	275,000	32,395

		$251,410
Automotive - 4.0%
Accuride Corp., 9.5%, 8/01/18	$425,000	$445,185
Allison Transmission, Inc., 7.125%, 5/15/19 (n)	585,000	618,638
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	385,000	412,913
Goodyear Tire & Rubber Co., 7%, 5/15/22	85,000	92,650
Jaguar Land Rover PLC, 8.125%, 5/15/21 (n)	345,000	383,813
Jaguar Land Rover PLC, 5.625%, 2/01/23 (n)	150,000	158,250
Lear Corp., 8.125%, 3/15/20	133,000	140,980
Lear Corp., 4.75%, 1/15/23	230,000	231,150
Schaeffler Finance B.V., 4.75%, 5/15/21 (z)	200,000	204,000

		$2,687,579
Broadcasting - 3.3%
AMC Networks, Inc., 7.75%, 7/15/21	$271,000	$299,116
Clear Channel Communications, Inc., 9%, 3/01/21	208,000	215,800
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22	45,000	47,925
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22	205,000	219,350
Liberty Media Corp., 8.5%, 7/15/29	250,000	280,000
Liberty Media Corp., 8.25%, 2/01/30	10,000	11,100
Netflix, Inc., 5.375%, 2/01/21	250,000	261,875
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	260,000	275,600
Univision Communications, Inc., 6.875%, 5/15/19 (n)	280,000	296,800
Univision Communications, Inc., 7.875%, 11/01/20 (n)	195,000	212,550
Univision Communications, Inc., 8.5%, 5/15/21 (n)	80,000	87,600

		$2,207,716
Brokerage & Asset Managers - 0.7%
E*TRADE Financial Corp., 6.375%, 11/15/19	$430,000	$461,175

Building - 4.3%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21	$355,000	$371,863
Building Materials Holding Corp., 6.875%, 8/15/18 (n)	185,000	191,938
Building Materials Holding Corp., 7%, 2/15/20 (n)	115,000	120,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - continued
Building Materials Holding Corp., 6.75%, 5/01/21 (n)		$160,000	$171,600
CEMEX Espana S.A., 9.25%, 5/12/20 (n)		205,000	222,425
CEMEX S.A.B. de C.V., 9.25%, 5/12/20		170,000	184,450
Gibraltar Industries, Inc., 6.25%, 2/01/21		140,000	145,250
HD Supply, Inc., 8.125%, 4/15/19		125,000	136,250
HD Supply, Inc., 7.5%, 7/15/20		390,000	419,250
Headwaters, Inc., 7.25%, 1/15/19		110,000	115,775
Headwaters, Inc., 7.625%, 4/01/19		75,000	79,125
Nortek, Inc., 8.5%, 4/15/21		290,000	315,375
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)		222,000	234,765
USG Corp., 7.875%, 3/30/20 (n)		110,000	119,900
USG Corp., 5.875%, 11/01/21 (n)		60,000	62,700

			$2,891,416
Business Services - 1.7%
Equinix, Inc., 4.875%, 4/01/20		$190,000	$193,800
Equinix, Inc., 5.375%, 4/01/23		110,000	112,200
Fidelity National Information Services, Inc., 5%, 3/15/22		170,000	179,995
Iron Mountain, Inc., 8.375%, 8/15/21		149,000	155,333
Iron Mountain, Inc., 6%, 8/15/23		170,000	181,475
Lender Processing Services, Inc., 5.75%, 4/15/23		70,000	74,725
NeuStar, Inc., 4.5%, 1/15/23		260,000	226,850

			$1,124,378
Cable TV - 7.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20		$445,000	$477,263
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20		75,000	81,000
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21		420,000	446,250
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		220,000	224,950
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		235,000	246,750
DISH DBS Corp., 7.875%, 9/01/19		70,000	81,200
DISH DBS Corp., 6.75%, 6/01/21		175,000	195,773
DISH DBS Corp., 5%, 3/15/23		190,000	189,050
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		330,000	344,850
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23		360,000	358,650
Intelsat Luxembourg S.A., 8.125%, 6/01/23		285,000	308,510
Lynx I Corp., 5.375%, 4/15/21 (n)		200,000	208,000
Numericable Group S.A., 6%, 5/15/22 (n)		480,000	494,400
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		70,000	68,600
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		30,000	31,350
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)		125,000	120,625
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)		135,000	140,400
Telenet Finance Luxembourg, 6.375%, 11/15/20 (n)	EUR	200,000	278,557
Unitymedia Hessen, 5.5%, 1/15/23 (n)		$250,000	255,625
UPCB Finance III Ltd., 6.625%, 7/01/20 (n)		354,000	374,355
Ziggo Bond Co. B.V., 8%, 5/15/18 (n)	EUR	135,000	192,680

			$5,118,838
Chemicals - 4.1%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$252,000	$276,570
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		90,000	91,575
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)		300,000	327,000
Hexion U.S. Finance Corp., 6.625%, 4/15/20		110,000	115,775
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		245,000	254,188
Huntsman International LLC, 8.625%, 3/15/21		285,000	312,788

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - continued
INEOS Finance PLC, 8.375%, 2/15/19 (n)	$400,000	$434,000
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)	200,000	206,500
Taminco Global Chemical Corp., 9.75%, 3/31/20 (n)	275,000	302,500
Tronox Finance LLC, 6.375%, 8/15/20	440,000	453,200

		$2,774,096
Computer Software - 0.5%
Syniverse Holdings, Inc., 9.125%, 1/15/19	$98,000	$103,758
VeriSign, Inc., 4.625%, 5/01/23	220,000	216,150

		$319,908
Computer Software - Systems - 1.1%
Audatex North America, Inc., 6%, 6/15/21 (n)	$290,000	$307,400
Audatex North America, Inc., 6.125%, 11/01/23 (n)	50,000	53,000
CDW LLC/CDW Finance Corp., 8.5%, 4/01/19	245,000	263,375
CDW LLC/CDW Finance Corp., 6%, 8/15/22	140,000	147,525

		$771,300
Conglomerates - 3.1%
Amsted Industries Co., 5%, 3/15/22 (n)	$405,000	$408,035
BC Mountain LLC, 7%, 2/01/21 (n)	220,000	207,900
Dynacast International LLC, 9.25%, 7/15/19	200,000	217,500
Entegris, Inc., 6%, 4/01/22 (n)	345,000	355,350
Renaissance Acquisition, 6.875%, 8/15/21 (n)	350,000	370,125
Rexel S.A., 6.125%, 12/15/19 (n)	200,000	208,500
Silver II Borrower, 7.75%, 12/15/20 (n)	300,000	321,000

		$2,088,410
Construction - 0.2%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21	$135,000	$144,110

Consumer Products - 1.0%
Elizabeth Arden, Inc., 7.375%, 3/15/21	$245,000	$229,685
Prestige Brands, Inc., 8.125%, 2/01/20	79,000	85,715
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	200,000	198,500
Spectrum Brands, Inc., 6.375%, 11/15/20	165,000	177,375

		$691,275
Consumer Services - 2.0%
ADT Corp., 6.25%, 10/15/21	$265,000	$280,238
ADT Corp., 4.125%, 6/15/23	85,000	79,050
Garda World Security Corp., 7.25%, 11/15/21 (n)	55,000	56,306
Garda World Security Corp., 7.25%, 11/15/21 (n)	180,000	184,275
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17	150,000	149,625
Monitronics International, Inc., 9.125%, 4/01/20	220,000	235,400
Service Corp. International, 7%, 6/15/17	255,000	281,456
Service Corp. International, 5.375%, 5/15/24 (n)	100,000	103,250

		$1,369,600
Containers - 4.8%
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	$400,000	$436,000
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	200,000	219,000
Ball Corp., 5%, 3/15/22	134,000	139,193
Ball Corp., 4%, 11/15/23	115,000	110,113
Berry Plastics Group, Inc., 9.75%, 1/15/21	40,000	45,050

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Containers - continued
Berry Plastics Group, Inc., 5.5%, 5/15/22	$265,000	$264,338
Crown American LLC, 4.5%, 1/15/23	620,000	608,375
Greif, Inc., 6.75%, 2/01/17	170,000	184,450
Reynolds Group, 7.125%, 4/15/19	225,000	233,719
Reynolds Group, 9.875%, 8/15/19	100,000	110,875
Reynolds Group, 5.75%, 10/15/20	130,000	135,850
Reynolds Group, 8.25%, 2/15/21	510,000	556,538
Signode Industrial Group, 6.375%, 5/01/22 (n)	230,000	228,850

		$3,272,351
Defense Electronics - 0.6%
Ducommun, Inc., 9.75%, 7/15/18	$361,000	$394,393

Electronics - 2.4%
Advanced Micro Devices, Inc., 6.75%, 3/01/19 (n)	$255,000	$267,113
Advanced Micro Devices, Inc., 7.5%, 8/15/22	70,000	74,813
Advanced Micro Devices, Inc., 7%, 7/01/24 (n)	70,000	71,225
Micron Technology, Inc., 5.875%, 2/15/22 (n)	155,000	166,044
Micron Technology, Inc., 5.5%, 2/01/25 (n)	105,000	106,310
Nokia Corp., 5.375%, 5/15/19	65,000	69,550
Nokia Corp., 6.625%, 5/15/39	65,000	70,038
NXP B.V., 5.75%, 2/15/21 (n)	200,000	210,000
NXP B.V., 5.75%, 3/15/23 (n)	245,000	257,863
Sensata Technologies B.V., 6.5%, 5/15/19 (n)	305,000	320,631

		$1,613,587
Energy - Independent - 11.2%
American Energy-Permian Basin LLC, 7.125%, 11/01/20 (z)	$105,000	$101,850
American Energy-Permian Basin LLC, 7.375%, 11/01/21 (z)	220,000	214,500
Antero Resources Finance Corp., 6%, 12/01/20	180,000	190,116
Antero Resources Finance Corp., 5.375%, 11/01/21	225,000	231,750
Athlon Holdings LP/Athlon Finance Corp., 6%, 5/01/22 (n)	250,000	257,500
Baytex Energy Corp., 5.125%, 6/01/21 (n)	35,000	35,044
Baytex Energy Corp., 5.625%, 6/01/24 (z)	215,000	215,000
Bill Barrett Corp., 7%, 10/15/22	270,000	278,100
BreitBurn Energy Partners LP, 8.625%, 10/15/20	85,000	90,950
BreitBurn Energy Partners LP, 7.875%, 4/15/22	360,000	381,600
Chaparral Energy, Inc., 7.625%, 11/15/22	255,000	273,806
Chesapeake Energy Corp., 5.75%, 3/15/23	135,000	150,694
Concho Resources, Inc., 6.5%, 1/15/22	280,000	306,600
Concho Resources, Inc., 5.5%, 4/01/23	250,000	266,875
Denbury Resources, Inc., 4.625%, 7/15/23	200,000	193,000
EP Energy LLC, 6.875%, 5/01/19	75,000	79,125
EP Energy LLC, 9.375%, 5/01/20	285,000	321,338
EP Energy LLC, 7.75%, 9/01/22	475,000	533,188
EPL Oil & Gas, Inc., 8.25%, 2/15/18	270,000	286,200
Halcon Resources Corp., 8.875%, 5/15/21	280,000	294,700
Harvest Operations Corp., 6.875%, 10/01/17	320,000	341,600
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)	105,000	110,775
Laredo Petroleum, Inc., 5.625%, 1/15/22	80,000	82,200
Laredo Petroleum, Inc., 7.375%, 5/01/22	60,000	65,700
LINN Energy LLC, 8.625%, 4/15/20	40,000	42,700
LINN Energy LLC, 7.75%, 2/01/21	264,000	281,160
MEG Energy Corp., 6.5%, 3/15/21 (n)	130,000	137,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
MEG Energy Corp., 7%, 3/31/24 (n)	$165,000	$179,438
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	185,000	195,175
Oasis Petroleum, Inc., 6.875%, 3/15/22	295,000	322,285
Range Resources Corp., 5%, 8/15/22	320,000	340,400
Sanchez Energy Corp., 6.125%, 1/15/23 (z)	155,000	160,425
SandRidge Energy, Inc., 8.125%, 10/15/22	300,000	318,750
SM Energy Co., 6.5%, 11/15/21	240,000	260,400

		$7,540,094
Entertainment - 2.4%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$190,000	$209,000
Cedar Fair LP, 5.25%, 3/15/21	260,000	263,900
Cedar Fair LP, 5.375%, 6/01/24 (n)	95,000	95,475
Cinemark USA, Inc., 5.125%, 12/15/22	165,000	167,681
Cinemark USA, Inc., 4.875%, 6/01/23	190,000	188,575
Seven Seas Cruises S. DE R.L., 9.125%, 5/15/19	340,000	367,200
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	320,000	324,000

		$1,615,831
Financial Institutions - 6.0%
Aircastle Ltd., 4.625%, 12/15/18	$175,000	$180,250
Aircastle Ltd., 5.125%, 3/15/21	85,000	86,488
Aviation Capital Group, 4.625%, 1/31/18 (n)	140,000	146,675
Aviation Capital Group, 6.75%, 4/06/21 (n)	200,000	225,956
CIT Group, Inc., 6.625%, 4/01/18 (n)	319,000	355,685
CIT Group, Inc., 5.5%, 2/15/19 (n)	340,000	366,775
CIT Group, Inc., 5%, 8/15/22	400,000	422,000
Icahn Enterprises LP, 6%, 8/01/20	245,000	261,538
Icahn Enterprises LP, 5.875%, 2/01/22	320,000	333,600
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18	140,000	141,400
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20	555,000	571,650
SLM Corp., 4.875%, 6/17/19	58,000	60,697
SLM Corp., 8%, 3/25/20	515,000	594,825
SLM Corp., 7.25%, 1/25/22	190,000	212,088
SLM Corp., 6.125%, 3/25/24	105,000	107,885

		$4,067,512
Food & Beverages - 2.0%
B&G Foods, Inc., 4.625%, 6/01/21	$170,000	$167,450
Constellation Brands, Inc., 3.75%, 5/01/21	35,000	35,044
Constellation Brands, Inc., 4.25%, 5/01/23	215,000	217,150
Darling Ingrediants, Inc., 5.375%, 1/15/22 (n)	320,000	332,000
H.J. Heinz Co., 4.25%, 10/15/20	285,000	288,919
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)	285,000	304,950

		$1,345,513
Forest & Paper Products - 0.5%
Appvion, Inc., 9%, 6/01/20 (n)	$175,000	$156,625
Tembec Industries, Inc., 11.25%, 12/15/18	150,000	159,938

		$316,563
Gaming & Lodging - 3.2%
CCM Merger, Inc., 9.125%, 5/01/19 (n)	$255,000	$271,575
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)	95,000	91,200
Greektown Holdings LLC, 8.875%, 3/15/19 (n)	190,000	194,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - continued
Hilton Worldwide Finance Co., 5.625%, 10/15/21 (n)	$310,000	$328,600
Isle of Capri Casinos, Inc., 8.875%, 6/15/20	130,000	139,750
Isle of Capri Casinos, Inc., 5.875%, 3/15/21	35,000	36,575
MGM Resorts International, 6.625%, 12/15/21	180,000	200,250
Pinnacle Entertainment, Inc., 8.75%, 5/15/20	165,000	176,963
Pinnacle Entertainment, Inc., 6.375%, 8/01/21	130,000	134,875
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21	305,000	305,000
Wynn Las Vegas LLC, 7.75%, 8/15/20	260,000	280,800

		$2,160,338
Industrial - 1.8%
Dematic S.A., 7.75%, 12/15/20 (n)	$385,000	$410,025
Howard Hughes Corp., 6.875%, 10/01/21 (n)	375,000	397,031
Hyva Global B.V., 8.625%, 3/24/16 (n)	200,000	205,500
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)	175,000	193,813

		$1,206,369
International Market Quasi-Sovereign - 0.3%
Eksportfinans A.S.A., 5.5%, 5/25/16	$60,000	$63,251
Eksportfinans A.S.A., 5.5%, 6/26/17	140,000	150,500

		$213,751
Machinery & Tools - 1.8%
H&E Equipment Services Co., 7%, 9/01/22	$320,000	$349,600
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)	265,000	270,963
Light Tower Rentals, Inc., 8.125%, 8/01/19 (z)	145,000	148,625
RSC Equipment Rental, Inc., 8.25%, 2/01/21	240,000	264,000
United Rentals North America, Inc., 7.625%, 4/15/22	177,000	198,683

		$1,231,871
Major Banks - 1.8%
Bank of America Corp., FRN, 5.2%, 12/31/49	$385,000	$371,044
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49	365,000	374,308
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31, FRN to 8/29/49	275,000	324,500
Royal Bank of Scotland Group PLC, 6.99% to 10/04/17, FRN to 10/29/49 (n)	100,000	114,750

		$1,184,602
Medical & Health Technology & Services - 6.0%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21 (n)	$55,000	$56,375
CHS/Community Health Systems, Inc., 6.875%, 2/01/22 (n)	390,000	414,375
Davita, Inc., 6.625%, 11/01/20	190,000	200,450
Davita, Inc., 5.125%, 7/15/24	135,000	136,941
Fresenius Medical Care Capital Trust III, 5.625%, 7/31/19 (n)	170,000	183,175
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)	145,000	159,500
HCA, Inc., 7.5%, 2/15/22	380,000	442,700
HCA, Inc., 5.875%, 3/15/22	465,000	505,688
HCA, Inc., 5%, 3/15/24	160,000	163,000
HealthSouth Corp., 8.125%, 2/15/20	425,000	450,500
Lifepoint Hospitals, Inc., 5.5%, 12/01/21 (n)	375,000	391,875
Tenet Healthcare Corp., 8%, 8/01/20	430,000	464,400
Tenet Healthcare Corp., 4.5%, 4/01/21	250,000	250,625
Universal Health Services, Inc., 7.625%, 8/15/20	245,000	245,000

		$4,064,604

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical Equipment - 1.1%
Biomet, Inc., 6.5%, 8/01/20	$142,000	$152,828
Physio-Control International, Inc., 9.875%, 1/15/19 (n)	128,000	138,720
Teleflex, Inc., 6.875%, 6/01/19	275,000	290,813
Teleflex, Inc., 5.25%, 6/15/24 (n)	165,000	168,094

		$750,455
Metals & Mining - 5.1%
ArcelorMittal S.A., 6.75%, 2/25/22	$60,000	$66,972
ArcelorMittal S.A., 7.25%, 3/01/41	145,000	153,519
Arch Coal, Inc., 8%, 1/15/19 (n)	105,000	101,063
Arch Coal, Inc., 7.25%, 10/01/20	135,000	93,825
Century Aluminum Co., 7.5%, 6/01/21 (n)	225,000	237,938
Commercial Metals Co., 4.875%, 5/15/23	210,000	205,800
Consol Energy, Inc., 6.375%, 3/01/21	75,000	79,500
Consol Energy, Inc., 5.875%, 4/15/22 (n)	190,000	198,550
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	400,000	423,000
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)	200,000	211,000
FMG Resources, 6.875%, 4/01/22 (n)	50,000	54,469
Fortescue Metals Group Ltd., 8.25%, 11/01/19 (n)	305,000	333,975
GrafTech International Co., 6.375%, 11/15/20	270,000	279,450
Molycorp, Inc., 10%, 6/01/20	60,000	49,950
Peabody Energy Corp., 6%, 11/15/18	110,000	113,300
Steel Dynamics, Inc., 5.25%, 4/15/23	205,000	208,075
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	90,000	96,300
Suncoke Energy, Inc., 7.625%, 8/01/19	155,000	163,913
TMS International Corp., 7.625%, 10/15/21 (n)	155,000	164,688
Walter Energy, Inc., 9.5%, 10/15/19 (n)	95,000	94,761
Walter Energy, Inc., 8.5%, 4/15/21	195,000	93,600

		$3,423,648
Midstream - 7.2%
Access Midstream Partners Co., 5.875%, 4/15/21	$75,000	$79,688
Access Midstream Partners Co., 4.875%, 5/15/23	345,000	363,113
AmeriGas Finance LLC, 6.75%, 5/20/20	380,000	404,700
Atlas Pipeline Partners LP/Atlas Pipeline, 4.75%, 11/15/21	70,000	67,725
Atlas Pipeline Partners LP/Atlas Pipeline, 5.875%, 8/01/23	270,000	274,050
Colorado Interstate Gas Co., 6.8%, 11/15/15	91,000	97,297
Crestwood Midstream Partners LP, 6%, 12/15/20	235,000	243,810
Crestwood Midstream Partners LP, 6.125%, 3/01/22	135,000	139,725
El Paso Corp., 7.75%, 1/15/32	500,000	626,250
Energy Transfer Equity LP, 7.5%, 10/15/20	340,000	393,550
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	230,000	236,325
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22	280,000	289,800
MarkWest Energy Partners LP, 5.5%, 2/15/23	230,000	242,650
MarkWest Energy Partners LP, 4.5%, 7/15/23	260,000	264,225
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	200,000	211,000
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	450,000	468,000
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24 (n)	135,000	140,400
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21	130,000	143,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22	195,000	198,900

		$4,884,208
Municipals - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	$90,000	$89,225

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Network & Telecom - 2.5%
Centurylink, Inc., 6.45%, 6/15/21	$210,000	$229,950
Centurylink, Inc., 6.75%, 12/01/23	60,000	66,413
Centurylink, Inc., 7.65%, 3/15/42	175,000	176,750
Citizens Communications Co., 9%, 8/15/31	305,000	329,400
Frontier Communications Corp., 8.125%, 10/01/18	95,000	110,533
Qwest Corp., 7.5%, 10/01/14	1,000	1,005
Telecom Italia Capital, 6%, 9/30/34	70,000	70,000
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)	250,000	254,375
TW Telecom Holdings, Inc., 5.375%, 10/01/22	195,000	212,063
TW Telecom Holdings, Inc., 5.375%, 10/01/22	70,000	76,125
Windstream Corp., 7.75%, 10/15/20	135,000	145,460

		$1,672,074
Oil Services - 1.9%
Bristow Group, Inc., 6.25%, 10/15/22	$373,000	$392,583
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	285,000	277,875
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	245,000	254,800
Unit Corp., 6.625%, 5/15/21	365,000	379,600

		$1,304,858
Oils - 0.1%
CITGO Petroleum Corp., 6.25%, 8/15/22 (z)	$90,000	$94,575

Other Banks & Diversified Financials - 0.5%
Groupe BPCE S.A., 12.5% to 8/06/19, FRN to 8/29/49 (n)	$225,000	$305,438

Pharmaceuticals - 2.3%
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (n)	$380,000	$411,825
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)	215,000	219,569
Salix Pharmaceuticals Ltd., 6%, 1/15/21 (n)	135,000	146,475
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)	390,000	414,375
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	205,000	219,350
Vantage Point Imaging, 7.5%, 7/15/21 (n)	125,000	136,250

		$1,547,844
Precious Metals & Minerals - 0.7%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)	$235,000	$241,463
Eldorado Gold Corp., 6.125%, 12/15/20 (n)	205,000	211,663

		$453,126
Printing & Publishing - 1.0%
American Media, Inc., 13.5%, 6/15/18 (z)	$28,207	$30,040
Gannett Co., Inc., 6.375%, 10/15/23 (n)	195,000	207,188
Gannett Co., Inc., 5.125%, 7/15/20	110,000	112,475
Lamar Media Corp., 5%, 5/01/23	165,000	164,588
Nielsen Finance LLC, 5%, 4/15/22 (n)	140,000	141,400

		$655,691
Railroad & Shipping - 0.4%
Watco Cos. LLC, 6.375%, 4/01/23 (n)	$240,000	$245,400

Real Estate - Healthcare - 1.1%
Aviv Healthcare Properties LP/Aviv Healthcare, 6%, 10/15/21	$310,000	$327,050
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21	150,000	161,250
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	255,000	274,125

		$762,425

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - Other - 1.5%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 4/15/19	$150,000	$155,250
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	290,000	303,050
ERP Properties, REIT, 7.75%, 7/15/20	200,000	243,238
ERP Properties, REIT, 5.75%, 8/15/22	50,000	55,106
Felcor Lodging LP, REIT, 5.625%, 3/01/23	270,000	273,375

		$1,030,019
Retailers - 2.1%
Best Buy Co., Inc., 5.5%, 3/15/21	$335,000	$346,306
Bon Ton Stores, Inc., 8%, 6/15/21	150,000	140,250
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)	185,000	177,600
Limited Brands, Inc., 7%, 5/01/20	50,000	56,625
Limited Brands, Inc., 6.95%, 3/01/33	175,000	183,313
Neiman Marcus Group Ltd., 8%, 10/15/21 (z)	45,000	48,544
Rite Aid Corp., 9.25%, 3/15/20	220,000	246,400
Sally Beauty Holdings, Inc., 6.875%, 11/15/19	195,000	210,113

		$1,409,151
Specialty Chemicals - 0.5%
Chemtura Corp., 5.75%, 7/15/21	$335,000	$348,400

Specialty Stores - 0.7%
Group 1 Automotive, Inc., 5%, 6/01/22 (n)	$205,000	$203,463
Men’s Wearhouse, Inc., 7%, 7/01/22 (n)	75,000	78,563
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	185,000	187,775

		$469,801
Telecommunications - Wireless - 5.7%
Crown Castle International Corp., 4.875%, 4/15/22	$90,000	$91,575
Crown Castle International Corp., 5.25%, 1/15/23	245,000	253,038
Digicel Group Ltd., 8.25%, 9/01/17 (n)	235,000	238,819
Digicel Group Ltd., 7.125%, 4/01/22 (n)	200,000	207,500
Eileme 2 AB, 11.625%, 1/31/20 (n)	200,000	233,020
Sprint Capital Corp., 6.875%, 11/15/28	285,000	277,875
Sprint Corp., 7.875%, 9/15/23 (n)	300,000	321,750
Sprint Corp., 7.125%, 6/15/24 (n)	305,000	311,100
Sprint Nextel Corp., 9%, 11/15/18 (n)	150,000	178,313
Sprint Nextel Corp., 6%, 11/15/22	205,000	204,488
T-Mobile USA, Inc., 6.125%, 1/15/22	35,000	36,269
T-Mobile USA, Inc., 6.5%, 1/15/24	95,000	98,800
T-Mobile USA, Inc., 6.464%, 4/28/19	85,000	88,613
T-Mobile USA, Inc., 6.25%, 4/01/21	500,000	518,750
T-Mobile USA, Inc., 6.633%, 4/28/21	125,000	131,560
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)	250,000	250,625
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)	405,000	427,275

		$3,869,370
Telephone Services - 0.3%
Cogent Communications Group, Inc., 8.375%, 2/15/18 (n)	$100,000	$105,500
Level 3 Financing, Inc., 8.625%, 7/15/20	80,000	88,600

		$194,100
Transportation - Services - 2.8%
Aguila American Resources Ltd., 7.875%, 1/31/18 (n)	$300,000	$312,000
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (n)	365,000	396,935

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - Services - continued
Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (n)	$38,000	$39,378
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	130,000	135,200
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	300,000	310,500
Stena AB, 7%, 2/01/24 (n)	400,000	424,000
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)	200,000	198,000
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	55,000	58,644

		$1,874,657
Utilities - Electric Power - 2.3%
AES Corp., 7.375%, 7/01/21	$195,000	$223,275
Calpine Corp., 5.375%, 1/15/23	135,000	136,350
Covanta Holding Corp., 7.25%, 12/01/20	265,000	286,200
Covanta Holding Corp., 6.375%, 10/01/22	70,000	75,075
InterGen N.V., 7%, 6/30/23 (n)	200,000	203,000
NRG Energy, Inc., 8.25%, 9/01/20	280,000	303,100
NRG Energy, Inc., 6.25%, 7/15/22 (n)	85,000	89,038
NRG Energy, Inc., 6.625%, 3/15/23	255,000	270,300

		$1,586,338
Total Bonds		$82,559,226

Floating Rate Loans (g)(r) - 5.0%
Aerospace - 0.2%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$148,079	$147,154

Building - 0.5%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/20	$201,414	$199,316
HD Supply, Inc., Term Loan B, 4%, 6/28/18	110,518	110,064

		$309,380
Cable TV - 0.2%
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/19	$110,519	$109,787

Conglomerates - 0.5%
Entegris, Inc., Term Loan B, 3.5%, 2/04/21	$184,367	$182,446
Silver II U.S. Holdings LLC, Term Loan, 4%, 12/13/19	132,959	132,349

		$314,795
Consumer Services - 0.2%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$132,900	$131,959

Containers - 0.2%
Berry Plastics Group, Inc., Term Loan E, 3.75%, 1/06/21	$102,615	$101,039

Electronics - 0.3%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21	$225,129	$224,807

Energy - Independent - 0.2%
MEG Energy Corp., Term Loan, 3.75%, 3/31/20	$119,350	$119,030

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$81,450	$81,613

Food & Beverages - 0.1%
H.J. Heinz Co., Term Loan B2, 3.5%, 6/07/20	$58,810	$58,730

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Gaming & Lodging - 0.3%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/25/20	$208,542	$207,007

Medical & Health Technology & Services - 0.2%
Community Health Systems, Inc., Term Loan D, 4.25%, 1/26/21	$43,640	$43,743
Davita Healthcare Partners Inc., Term Loan B, 3.5%, 6/24/21	93,125	92,842

		$136,585
Metals & Mining - 0.4%
FMG Resources Ltd., Term Loan B, 3.75%, 6/30/19	$108,580	$108,112
Steel Dynamics Inc., Bridge Term Loan A, 8/08/15 (o)	75,000	75,000
Steel Dynamics Inc., Bridge Term Loan B, 8/08/15 (o)	75,000	75,000

		$258,112
Printing & Publishing - 0.2%
CBS Outdoor Americas Capital LLC, Term Loan B, 3%, 1/31/21	$129,188	$127,989

Retailers - 0.3%
Dollar Tree, Inc., Bridge Term Loan, 8/08/15 (o)	$150,000	$150,000
Rite Aid Corp., Term Loan, 4.87%, 6/21/21	79,361	79,510

		$229,510
Specialty Stores - 0.2%
Men’s Warehouse, Inc., Term Loan B, 4.5%, 4/16/21	$152,576	$153,243

Supermarkets - 0.2%
Albertsons Holdings LLC, Term Loan B4, 8/25/21 (o)	$155,418	$155,450

Transportation - Services - 0.4%
Commercial Barge Line Co., Term Loan, 7.5%, 9/15/19	$276,408	$277,444

Utilities - Electric Power - 0.3%
Calpine Construction Finance Co., Term Loan B1, 3%, 5/03/20	$202,294	$198,080
Total Floating Rate Loans		$3,341,714

Preferred Stocks - 0.1%
Other Banks & Diversified Financials - 0.1%
Ally Financial, Inc., 7% (z)	100	$100,541

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	4,099	$18,691

Printing & Publishing - 0.0%
American Media Operations, Inc.	7,229	$1,298
Total Common Stocks		$19,989

Money Market Funds - 3.6%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	2,397,440	$2,397,440
Total Investments		$88,418,910

Other Assets, Less Liabilities - (31.0)%		(20,898,663)
Net Assets - 100.0%		$67,520,247

(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $30,672,799 representing 45.4% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$93,750	$100,541
American Energy-Permian Basin LLC, 7.125%, 11/01/20	7/16/14	105,000	101,850
American Energy-Permian Basin LLC, 7.375%, 11/01/21	7/16/14-8/19/14	217,829	214,500
American Media, Inc., 13.5%, 6/15/18	12/22/10	28,488	30,040
Banc of America Commercial Mortgage, Inc., FRN, 6.484%, 2/10/51	6/19/08	331,914	219,015
Baytex Energy Corp., 5.625%, 6/01/24	5/29/14-8/15/14	216,159	215,000
CITGO Petroleum Corp., 6.25%, 8/15/22	7/23/14	90,000	94,575
Light Tower Rentals, Inc., 8.125%, 8/01/19	7/16/14-8/12/14	145,868	148,625
Neiman Marcus Group Ltd., 8%, 10/15/21	8/04/14	47,009	48,544
Sanchez Energy Corp., 6.125%, 1/15/23	6/13/14-6/30/14	157,521	160,425
Schaeffler Finance B.V., 4.75%, 5/15/21	7/11/14	205,902	204,000
Total Restricted Securities			$1,537,115
% of Net assets			2.3%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 8/31/14

Forward Foreign Currency Exchange Contracts at 8/31/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Credit Suisse Group	716,411	10/10/14	$974,351	$941,533	$32,818

Liability Derivatives
BUY	EUR	Credit Suisse Group	214,812	10/10/14	$287,100	$282,314	$(4,786)
BUY	EUR	Deutsche Bank AG	253,817	10/10/14	343,115	333,575	(9,540)

							$(14,326)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$18,691	$101,839	$—	$120,530
Non-U.S. Sovereign Debt	—	213,751	—	213,751
Municipal Bonds	—	89,225	—	89,225
U.S. Corporate Bonds	—	66,058,172	—	66,058,172
Commercial Mortgage-Backed Securities	—	251,410	—	251,410
Foreign Bonds	—	15,946,668	—	15,946,668
Floating Rate Loans	—	3,341,714	—	3,341,714
Mutual Funds	2,397,440	—	—	2,397,440
Total Investments	$2,416,131	$86,002,779	$—	$88,418,910

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$18,492	$—	$18,492

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/13	$35,350
Change in unrealized appreciation (depreciation)	(34,052)
Transfers out of level 3	(1,298)
Balance as of 8/31/14	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$86,559,485
Gross unrealized appreciation	2,684,084
Gross unrealized depreciation	(824,659)
Net unrealized appreciation (depreciation)	$1,859,425

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,662,511	17,923,039	(18,188,110)	2,397,440

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,772	$2,397,440

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: October 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: October 16, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2014

*	Print name and title of each signing officer under his or her signature.